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                            WESTERN-SOUTHERN LIFE (R)

                                       WRITER'S DIRECT DIAL:  513-629-1853
                                              FAX:  513-629-1044

                                E-MAIL:  ELISABETH.DAHL@WESTERNSOUTHERNLIFE.COM

May 6, 2005

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  SEC File Nos. 811-09337 and 333-73390

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Columbus Life Insurance Company Separate Account 1 (the "Registrant") hereby certifies
(a) that the form of Prospectus used with respect to the Legacy Survivorship Variable Universal Life Contracts does not differ from that contained in Post-Effective Amendment No. 6 ("Amendment No. 6") to its Registration Statement and (b) that Amendment No. 6 was filed electronically.

Very truly yours,

/s/ Elisabeth Dahl

Elisabeth A. Dahl
Counsel, Securities